Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment as of December 31, 2012 and 2011 was as follows:

		December 31,
	Life	2012	2011
Manufacturing equipment	3 – 5 years	$602,000	$1,980,000
Research equipment	5 years	37,000	37,000
Computer equipment	3 – 4 years	59,000	59,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		737,000	2,115,000
Less: accumulated depreciation		721,000	2,098,000
Property and equipment, net		$16,000	$17,000